UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898

The Value Line Cash Fund, Inc.
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(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
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(Address of principal executive offices) (Zip Code)

David T Henigson,
Vice President, Treasurer, Principal Financial Officer
220 East 42nd Street, New York, N.Y. 10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item I.  Schedule of Investments

                                                  The Value Line Cash Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2006
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

          Principal                                                                    Maturity
           Amount                                                Yield+                  Date                          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  (51.3%)
             $46,765,000    Federal Home Loan Banks Discount
                              Notes                               4.12%                  4/3/06                      $ 46,754,296
               2,000,000    Federal Home Loan Banks               3.63                   5/4/06                         2,000,000
               1,470,000    Federal National Mortgage
                              Association Discount Notes          4.53                  5/10/06                         1,462,786
               1,271,000    Federal Home Loan Mortgage
                              Corporation Discount Notes          4.54                  5/15/06                         1,263,947
               1,051,000    Federal Home Loan Banks Discount
                              Notes                               4.57                  5/17/06                         1,044,903
               2,000,000    Federal National Mortgage
                              Association Discount Notes          4.67                  5/22/06                         1,986,768
                 846,000    Federal National Mortgage
                              Association Discount Notes          4.70                  5/24/06                           840,146
                 240,000    Federal Home Loan Mortgage
                              Corporation Discount Notes          4.74                  5/30/06                           238,136
               1,132,000    Federal Home Loan Mortgage
                              Corporation Discount Notes          4.56                  6/13/06                         1,121,533
               6,000,000    Federal National Mortgage
                              Association Discount Notes          4.59                  6/21/06                         5,938,035
               2,926,000    Federal National Mortgage
                              Association Discount Notes          4.60                  6/30/06                         2,892,351
               2,000,000    Federal Home Loan Banks               3.75                  6/30/06                         2,000,000
               5,000,000    Federal Home Loan Banks               4.00                  7/13/06                         5,000,000
               8,967,000    Federal Home Loan Mortgage
                              Corporation Discount Notes          4.84                  8/15/06                         8,803,213
               2,000,000    Federal Home Loan Banks               4.00                  8/18/06                         2,000,000
             -----------                                                                                             ------------
              83,668,000    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                   83,346,114
             -----------                                                                                             ------------

TAXABLE MUNICIPAL SECURITIES (23.2%)                             Rate+
                                                                 -----
               5,220,000    Alaska Housing Finance Corp., State
                              Housing, Revenue, Ser. D, MBIA
                              Insured                             4.92 (1)              4/6/06 *                        5,220,000
               7,000,000    Baltimore Maryland, Revenue,
                              Baltimore Package Facilities,
                              FGIC Insured and SPA-Dexia Credit
                              Local                               4.84 (1)              4/6/06 *                        7,000,000
                 400,000    California Housing Finance Agency,
                              Home Mortgage, Revenue, Ser. T,
                              AMBAC Insured                       4.89 (1)              4/5/06 *                          400,000
                 735,000    California Housing Finance Agency,
                              Multi-Family, Revenue, Ser. H,
                              SPA-FNMA Insured                    4.89 (1)              4/5/06 *                          735,000
               1,690,000    Colorado Housing & Finance
                              Authority, Revenue, Refunding,
                              Ser. AA-1, SPA-Landesbank Hessen    4.92 (1)              4/5/06 *                        1,690,000
                 775,000    Colorado Housing & Finance
                              Authority, Revenue, Single Family
                              Mortgage, Refunding, Class I,
                              Ser. C-1, SPA-Lloyds TSB Bank PLC   4.92 (1)              4/5/06 *                          775,000
               4,250,000    Colorado Housing & Finance
                              Authority, Revenue, Single Family
                              Mortgage, Refunding, Class I,
                              Ser. C-2, SPA-Lloyds TSB Bank PLC   4.92 (1)              4/5/06 *                        4,250,000
               4,985,000    Massachusetts State Housing Finance
                              Agency, Revenue, Ser. A, LOC-JP
                              Morgan Chase Bank                   4.85 (1)              4/6/06 *                        4,985,000
               5,000,000    Massachusetts State, General
                              Obligations Limited, Ser. D         4.25                  7/1/06                          4,999,288
               1,300,000    Sacramento County California
                              Pension Funding, Revenue, Ser. B,
                              LOC-Bayerische Landesbank           4.92 (1)              4/5/06 *                        1,300,000
               5,000,000    State of Texas, Veterans Housing
                              Assistance, Refunding Bonds,
                              Series 1994 A-2 SPA-DEPFA BANK
                              PLC (Weekly Put.)                   4.82 (1)              4/5/06 *                        5,000,000
               1,405,000    Utah Housing Corp., Single Family
                              Mortgage Revenue, Class I, Ser.
                              F-2, SPA-Federal Home Loan Bank     4.92 (1)              4/5/06 *                        1,405,000
             -----------                                                                                             ------------
              37,760,000    TOTAL TAXABLE MUNICIPAL SECURITIES                                                         37,759,288
             -----------                                                                                             ------------

                            TOTAL INVESTMENT SECURITIES  (74.5%)
                              (Amortized Cost $121,105,402)                                                           121,105,402
                                                                                                                     ------------
REPURCHASE AGREEMENTS**  (25.2%)
              14,000,000    With Morgan Stanley & Co., 4.44%, dated 3/31/06, due 4/3/06, delivery value
                              $14,001,727 (collateralized by $12,880,000 U.S. Treasury Notes 14.00%, due
                              11/15/11, with a value of $14,269,870)                                                   14,000,000

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                                       1


           Principal
             Amount                                                                       Maturity
                                                                        Yield+              Date                    Value
------------------------------------------------------------------------------------------------------------------------------------
             $13,000,000    With State Street Bank & Trust., 4.25%, dated 3/31/06, due 4/3/06, delivery value $13,001,535 (collateralized by $13,870,000 U.S. Treasury Notes 4.25%,
                              due 8/15/15, with a value of $13,287,158)                                              $ 13,000,000
              14,000,000    With UBS Securities, LLC, 4.48%, dated 3/31/06, due 4/3/06, delivery value
                              $14,001,742 (collateralized by $12,311,000 U.S. Treasury Notes 6.125%, due
                              11/15/27, with a value of $14,304,364)                                                   14,000,000
             -----------                                                                                             ------------
              41,000,000    TOTAL REPURCHASE AGREEMENTS
             -----------      (Amortized Cost $41,000,000)                                                             41,000,000
                                                                                                                     ------------
                            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.3%)                                        559,614
                                                                                                                     ------------
                            NET ASSETS  (100%)                                                                       $162,665,016
                                                                                                                     ------------
                            NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
                              APPLICABLE TO 162,682,329 SHARES OUTSTANDING                                           $       1.00
                                                                                                                     ------------

+ The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
*     The maturity date shown is the date of the next interest rate change.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(1)   The rate frequency for floating rate notes at March 31, 2006 is weekly.

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                                       2

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

          (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President

Date:    May 22, 2006
         ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         --------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    May 22, 2006
         ----------------------